37 Insurance coverage (Tables)	12 Months Ended
Dec. 31, 2019
Insurance Coverage
Schedule of insurance policy information

The following table presents additional information on the policies in force. Each has maximum indemnity limits (“MIL”) per event to cover possible claims in view of the nature of the Company’s activities and benchmarks, as well estimated maximum loss studies prepared by external advisors.

		Maximum indemnity limit		Amount insured
	Maturity	US$ million	R$ million	US$ million	R$ million
Units in Brazil	October 8, 2021	3,500	18,195	27,962	145,364
Units in United States and Germany	October 8, 2021	480	2,495	2,189	11,381
Units in Mexico	October 8, 2021	2,642	13,735	5,679	29,524
Total				35,830	186,269